Taxes on income - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on income
Loss before tax	€ (8,732,829)	€ (11,051,112)	€ (2,937,410)
Tax under domestic (German) tax rate	2,809,351	3,555,143	944,965
Effect of tax rate in foreign jurisdictions	580,502	(121,803)	423,177
Non-deductible expenses	(141,574)	(226,612)	(128,603)
Current-year losses for which no deferred tax asset is recognized	(6,338,135)	(4,824,168)	(2,599,849)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	1,210,337	515,300	(572,321)
Withholding taxes	(136,314)	(142,394)	(126,455)
Permanent differences	(175,802)
Income tax for prior years	(6,410)		(72,671)
Deferred tax prior years	11,408	33,080
Others	33,049	(5,454)	9,925
Income tax expense	€ (2,153,588)	€ (1,216,908)	€ (1,976,490)
Average effective tax rate	24.66%	11.82%	67.29%